UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 2485

John Hancock Current Interest
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	March 31

Date of reporting period:	September 30, 2010

John Hancock

MUTUAL FUNDS

John Hancock
Money Market Fund

Semiannual Report

9.30.10

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on April 1, 2010 with the same investment held until September 30, 2010.

	Account value	Ending value on	Expenses paid during
	on 4-1-10	9-30-10	period ended 9-30-10[1]

Class A	$1,000.00	$1,000.00	$1.55

Class B	1,000.00	1,000.00	1.55

Class C	1,000.00	1,000.00	1.55

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at September 30, 2010, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Semiannual report | Money Market Fund	5

Your expenses

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on April 1, 2010, with the same investment held until September 30, 2010. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value on	Expenses paid during
	on 4-1-10	9-30-10	period ended 9-30-10[1]

Class A	$1,000.00	$1,023.50	$1.57

Class B	1,000.00	1,023.50	1.57

Class C	1,000.00	1,023.50	1.57

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 0.31%, 0.31% and 0.31% for Class A, Class B and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

6	Money Market Fund | Semiannual report

Portfolio summary

Maturity Composition

Maturity (days)	As a percentage of net assets on 9-30-10

0 – 30	77%

31 – 60	7%

61 – 90	11%

over 90	5%

Average maturity: 23 days

1 As a percentage of net assets on 9-30-10.

Semiannual report | Money Market Fund	7

Fund’s investments

As of 9-30-10 (unaudited)

	Maturity Date	Yield*	Par value	Value
Asset Backed Securities 0.02%				$67,582

(Cost $67,582)

Bank of America Auto Trust (S)	2-15-11	0.262%	$67,582	67,582

Commercial Paper 68.57%			$280,496,055

(Cost $280,496,055)

Barclays US Funding LLC	10-1-10	0.150	18,000,000	18,000,000

BNP Paribas Finance, Inc.	10-5-10	0.200	20,000,000	19,999,556

CAFCO LLC	10-6-10	0.230	1,500,000	1,499,952

Cargill, Inc.	10-22-10	0.210	20,400,000	20,397,501

Caterpillar Financial Services Corp.	10-5-10	0.170	15,000,000	14,999,717

Deutsche Bank Financial LLC	10-1-10	0.160	20,000,000	20,000,000

General Electric Capital Corp.	10-1-10	0.090	15,000,000	15,000,000

Govco LLC	10-19-10	0.230	17,500,000	17,497,987

International Business Machines Corp.	10-1-10	0.150	20,000,000	20,000,000

John Deere, Ltd.	10-14-10	0.200	20,000,000	19,998,556

Jupiter Securitization Company LLC	10-15-10	0.230	20,500,000	20,498,166

Nestle Capital Corp.	10-4-10	0.070	18,000,000	17,999,895

PepsiCo, Inc.	10-20-10	0.150	2,728,000	2,727,784

Procter & Gamble International Funding SCA	11-4-10	0.190	7,380,000	7,378,676

Societe Generale North America, Inc.	10-5-10	0.235	20,500,000	20,499,465

The Walt Disney Company	10-13-10	0.180	20,000,000	19,998,800

UBS Finance (Delaware) LLC	10-1-10	0.190	20,000,000	20,000,000

Westpac Securities NZ, Ltd. (P)	1-21-11	0.338	4,000,000	4,000,000

Corporate Interest-Bearing Obligations 9.66%			$39,515,035

(Cost $39,515,035)

Abbey National Treasury Services PLC (P)	12-10-10	0.296	2,000,000	2,000,000

American Honda Finance Corp. (S)	12-15-10	5.125	1,500,000	1,513,383

Bank of America NA (P)	1-27-11	0.356	5,000,000	5,000,000

General Electric Capital Corp. (P)	10-21-10	0.618	3,549,000	3,549,198

JPMorgan Chase & Company	11-15-10	4.500	3,000,000	3,015,525

Morgan Stanley (P)	1-18-11	0.775	1,745,000	1,745,255

Morgan Stanley	1-21-11	5.050	9,509,000	9,643,364

The Goldman Sachs Group, Inc.	1-15-11	5.000 to 6.875	12,847,000	13,048,310

8	Money Market Fund | Semiannual report	See notes to financial statements

	Maturity Date	Yield*	Par value	Value
U.S. Government & Agency Obligations 23.54%			$96,275,972

(Cost $96,275,972)

Bank of America Corp. (J)(P)(R)	4-30-12 to 6-22-12	0.490 to 0.775%	$14,000,000	14,000,000

Citigroup Funding, Inc. (J)(P)(R)	3-30-12	0.589	2,000,000	2,000,000

Federal Agricultural Mortgage Corp. (S)	1-14-11	4.875	4,000,000	4,052,448

Federal Home Loan Bank Discount Notes	10-1-10	0.010	17,200,000	17,200,000

General Electric Capital Corp. (J)(P)(R)	3-11-11 to 3-12-12	0.373 to 0.493	7,000,000	7,000,000

JPMorgan Chase & Company (J)(P)(R)	2-23-11 to 12-26-12	0.419 to 0.539	16,000,000	16,011,837

Morgan Stanley (J)(P)(R)	2-10-12 to 6-20-12	0.493 to 0.691	15,000,000	15,000,000

The Goldman Sachs Group, Inc. (J)(P)(R)	11-9-11 to 3-15-12	0.492 to 0.668	12,000,000	12,011,687

The Huntington National Bank (J)(P)(R)	6-1-12	0.697	7,000,000	7,000,000

Union Bank NA (J)(P)(R)	3-16-12	0.492	2,000,000	2,000,000

	Par value	Value
Repurchase Agreement 0.05%		$200,000

(Cost $200,000)

Repurchase Agreement with State Street Corp. dated 9-30-10 at
0.010% to be repurchased at $200,000 on 10-1-10, collateralized by $205,000 Federal Home Loan Mortgage Corp., 0.010%
due 6-1-11 (valued at $204,744, including interest)	$200,000	200,000

Total investments (Cost $416,554,644)† 101.84%		$416,554,644

Other assets and liabilities, net (1.84%)		($7,509,704)

Total net assets 100.00%		$409,044,940

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
(J)	These securities are issued under the Temporary Liquidity Guarantee and are insured by the Federal Deposit
Insurance Corporation until the earlier of the maturity date of the debt or until 6-30-12. These securities amounted to $75,023,524 or 18.34% of the Fund’s net assets as of 9-30-10.
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(R)	Securities reset coupon rates periodically.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
†	At 9-30-10, the aggregate cost of investment securities for federal income tax purposes was $416,554,644.

See notes to financial statements	Semiannual report | Money Market Fund	9

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 9-30-10 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value per share.

Assets

Investments, at value (Cost $416,554,644)	$416,554,644
Cash	3,444
Receivable for fund shares sold	984,232
Interest receivable	423,804
Other receivables and prepaid assets	53,479
Total assets	418,019,603

Liabilities

Payable for investments purchased	6,557,498
Payable for fund shares repurchased	2,177,710
Payable to affiliates
Accounting and legal services fees	5,961
Transfer agent fees	71,434
Trustees’ fees	33,140
Payable to adviser	40,589
Other liabilities and accrued expenses	88,331
Total liabilities	8,974,663

Net assets

Capital paid-in	$409,044,057
Accumulated distributions in excess of net investment income	(25,295)
Accumulated net realized gain on investments	26,178
Net assets	$409,044,940

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($363,126,026 ÷ 363,249,763 shares)	$1.00
Class B ($22,993,445 ÷ 23,014,838 shares)[1]	$1.00
Class C ($22,925,469 ÷ 22,928,243 shares)[1]	$1.00

1 Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

10	Money Market Fund | Semiannual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the six-month period ended 9-30-10

(unaudited)

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Interest	$663,632

Total investment income	663,632

Expenses

Investment management fees (Note 4)	1,077,125
Distribution and service fees (Note 4)	759,261
Accounting and legal services fees (Note 4)	28,268
Transfer agent fees (Note 4)	388,490
Trustees’ fees (Note 4)	19,337
State registration fees	21,388
Printing and postage fees	17,120
Professional fees	101,288
Custodian fees	33,863
Registration and filing fees	13,590
Other	12,494

Total expenses	2,472,224
Less expense reductions (Note 4)	(1,808,592)

Net expenses	663,632

Net investment income	—

Realized gain

Net realized gain on
Investments	27,416

Net realized gain	27,416

Increase in net assets from operations	$27,416

See notes to financial statements	Semiannual report | Money Market Fund	11

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Six months
	ended	Year
	9-30-10	ended
	(Unaudited)	3-31-10
Increase (decrease) in net assets

From operations
Net investment income	—	$56,802
Net realized gain	$27,416	—

Increase in net assets resulting from operations	27,416	56,802

Distributions to shareholders
From net investment income
Class A	—	(51,653)
Class C	—	(5,149)

Total distributions	—	(56,802)

From Fund share transactions (Note 5)	(10,848,702)	(66,278,145)

Total decrease	(10,821,286)	(66,278,145)

Net assets

Beginning of period	419,866,226	486,144,371

End of period	$409,044,940	$419,866,226

Accumulated distributions in excess of net investment income	($25,295)	($25,295)

12	Money Market Fund | Semiannual report	See notes to financial statements

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES Period ended	9-30-10[1]	3-31-10	3-31-09	3-31-08	3-31-07	3-31-06

Per share operating performance

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.000	0.000[2]	0.012[3]	0.042[3]	0.044[3]	0.029[3]
Less distributions
From net investment income	0.000	0.000[2]	(0.012)	(0.042)	(0.044)	(0.029)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (%)[4,5]	0.00[6,7]	0.01[6]	1.16	4.24	4.45	2.92

Ratios and supplemental data

Net assets, end of period (in millions)	$363	$360	$396	$317	$195	$185
Ratios (as a percentage of average net assets):
Expenses before reductions	1.05[8]	1.16	1.10	1.01	1.09	1.11
Expenses net of fee waivers	0.31[6,8]	0.59[6]	0.89	0.81	0.88	0.91
Expenses net of fee waivers and credits	0.31[6,8]	0.58[6]	0.89	0.81	0.88	0.91
Net investment income	0.00[6,8]	0.01[6]	1.05	4.08	4.37	2.85

1 Semiannual period from 4-1-10 to 9-30-10. Unaudited.
2 Less than $0.0005 per share.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Does not reflect the effect of sales charges, if any.
6 Includes the impact of waivers and/or reimbursements in order to avoid a negative yield (see Note 4).
7 Not annualized.
8 Annualized.

CLASS B SHARES Period ended	9-30-10[1]	3-31-10	3-31-09	3-31-08	3-31-07	3-31-06

Per share operating performance

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.000	0.000	0.006[2]	0.033[2]	0.035[2]	0.020[2]
Less distributions
From net investment income	0.000	0.000	(0.006)	(0.033)	(0.035)	(0.020)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (%)[3,4]	0.00[5,6]	0.00[5]	0.56	3.36	3.57	2.05

Ratios and supplemental data

Net assets, end of period (in millions)	$23	$27	$43	$34	$28	$36
Ratios (as a percentage of average net assets):
Expenses before reductions	1.79[7]	1.92	1.85	1.77	1.83	1.86
Expenses net of fee waivers	0.31[5,7]	0.63[5]	1.45	1.67	1.73	1.76
Expenses net of fee waivers and credits	0.31[5,7]	0.62[5]	1.45	1.66	1.73	1.76
Net investment income	0.00[5,7]	0.00[5]	0.48	3.29	3.52	1.94

1 Semiannual period from 4-1-10 to 9-30-10. Unaudited.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the periods shown.
4 Does not reflect the effect of sales charges, if any.
5 Includes the impact of waivers and/or reimbursements in order to avoid a negative yield (see Note 4).
6 Not annualized.
7 Annualized.

See notes to financial statements	Semiannual report | Money Market Fund	13

CLASS C SHARES Period ended	9-30-10[1]	3-31-10	3-31-09	3-31-08	3-31-07	3-31-06

Per share operating performance

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.000	0.000[2]	0.006[3]	0.033[3]	0.035[3]	0.020[3]
Less distributions
From net investment income	0.000	0.000[2]	(0.006)	(0.033)	(0.035)	(0.020)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (%)[4,5]	0.00[6,7]	0.01[7]	0.56	3.35	3.57	2.04

Ratios and supplemental data

Net assets, end of period (in millions)	$23	$33	$47	$31	$8	$4
Ratios (as a percentage of average net assets):
Expenses before reductions	1.79[8]	1.93	1.86	1.76	1.83	1.85
Expenses net of fee waivers	0.31[7,8]	0.61[7]	1.44	1.66	1.73	1.75
Expenses net of fee waivers and credits	0.31[7,8]	0.60[7]	1.44	1.66	1.73	1.75
Net investment income	0.00[7,8]	0.02[7]	0.41	3.10	3.54	1.86

1 Semiannual period from 4-1-10 to 9-30-10. Unaudited.
2 Less than $0.0005 per share.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Does not reflect the effect of sales charges, if any.
6 Not annualized.
7 Includes the impact of waivers and/or reimbursements in order to avoid a negative yield (see Note 4).
8 Annualized.

14	Money Market Fund | Semiannual report	See notes to financial statements

Notes to financial statements

(unaudited)

Note 1 — Organization

John Hancock Money Market (the Fund) is a diversified series of John Hancock Current Interest (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek the maximum current income that is consistent with maintaining liquidity and preserving capital. The Fund intends to maintain a stable $1.00 share price.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of Assets and Liabilities. Class A, Class B and Class C shares are offered to all investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees and transfer agent fees for each class may differ. Class B shares convert to Class A shares eight years after purchase. Effective March 31, 2009, Class B and Class C shares were closed to new investors.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Securities in the Fund’s portfolio are valued at amortized cost, in accordance with Rule 2a-7 of the 1940 Act, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the security to the Fund.

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of September 30, 2010, all investments are categorized as Level 2 under the hierarchy described above.

During the six months ended September 30, 2010, there were no significant transfers in or out of Level 1 or Level 2 assets.

Security transactions and related investment income. Investment security transactions are recorded as of the date of purchase, sale or maturity. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities.

Semiannual report | Money Market Fund	15

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to a Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian has a lien, security interest or security entitlement in any Fund property that is not segregated, to the maximum extent permitted by law for any overdraft.

In addition, the Fund and other affiliated funds have entered into an agreement with State Street Bank and Trust Company which enables them to participate in a $100 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of Operations. For the six months ended September 30, 2010, the Fund had no borrowings under the line of credit.

Expenses. The majority of expenses are directly attributable to an individual fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses, and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net asset value of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, are calculated daily for each class, based on the net asset value of the class and the applicable specific expense rates.

Federal income taxes. The Fund intends to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, the Fund had a capital loss carryforward of $1,238 available to offset future net realized capital gains as of March 31, 2010. The capital loss carryforward expires as follows: March 31, 2012 — $1,191 and March 31, 2015 — $47.

As of March 31, 2010, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure. The Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund’s net investment income, if any, is declared daily as dividends to shareholders of record as of close of business on the preceding day and distributed monthly. Capital gains, if any, are typically distributed at least annually.

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Capital accounts within financial statements are adjusted for permanent book/tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book/tax differences, if any, will reverse in a subsequent period.

16	Money Market Fund | Semiannual report

Note 3 — Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Adviser) serves as investment adviser for the Fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Fund. The Adviser and the Distributor are indirect wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The Fund has an investment management contract with the Adviser under which the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.500% of the first $500,000,000 of the Fund’s average daily net assets; (b) 0.425% of the next $250,000,000; (c) 0.375% of the next $250,000,000; (d) 0.350% of the next $500,000,000; (e) 0.325% of the next $500,000,000; (f) 0.300% of the next $500,000,000; and (g) 0.275% of the Fund’s average daily net assets in excess of $2,500,000,000. The Adviser has a subadvisory agreement with MFC Global Investment Management (U.S.), LLC, an indirect owned subsidiary of MFC and an affiliate of the Adviser. The Fund is not responsible for payment of the subadvisory fees.

The Adviser has contractually agreed to limit the maximum rate of management fee to 0.40% of the Fund’s average daily net assets, until at least July 31, 2011. Accordingly, the expense reductions related to management fee limitations were $215,425 for the six months ended September 30, 2010. In addition, the Adviser has voluntarily agreed to reimburse advisory fees to avoid a negative yield in the amount of $833,906 for the six months ended September 30, 2010.

The investment management fees, including the impact of the waivers described above, incurred for the six months ended September 30, 2010 were equivalent to an annual effective rate of 0.01% of the Fund’s average daily net assets.

Accounting and legal services. Pursuant to the service agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. The accounting and legal services fees incurred for the six months ended September 30, 2010 amounted to an annual rate of 0.01% of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A, Class B and Class C shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. The Fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Fund’s shares.

CLASS	12b–1 fees

Class A	0.25%
Class B	1.00%
Class C	1.00%

Semiannual report | Money Market Fund	17

The Distributor has contractually agreed, until at least July 31, 2011 to waive the distribution fee on Class A shares, so that distribution expenses will not exceed 0.15% of Class A shares’ average daily net assets. In addition, the Distributor has voluntarily agreed to waive distribution expenses on Class A, Class B and Class C shares in order to avoid a negative yield. The voluntary waivers and/or reimbursements may be amended or terminated at any time by the distributor. Accordingly, the expense reductions related to the distribution fee limitations described above amounted to $759,261 for the six months ended September 30, 2010.

Sales charges. Class B and Class C shares are subject to contingent deferred sales charges (CDSC). Class B shares that are redeemed within six years of purchase are subject to CDSC, at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC on the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six-month period ended September 30, 2010, CDSCs amounts received by the Distributor amounted to $42,679 and $17,702 for Class B and Class C shares, respectively.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services or Transfer Agent), an affiliate of the Adviser. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain revenues that Signature Services received in connection with the service they provide to the funds. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Prior to July 1, 2010, the transfer agent fees were made up of three components:

• The Fund paid a monthly transfer agent fee at an annual rate of 0.01% for Class A, Class B and Class C shares, based on each class’s average daily net assets.

• The Fund paid a monthly fee based on an annual rate of $17.50 per shareholder account for all share classes.

• In addition, Signature Services was reimbursed for certain out-of-pocket expenses.

Class level expenses. Class level expenses for the six months ended September 30, 2010 were:

	DISTRIBUTION AND	TRANSFER
CLASS	SERVICE FEES	AGENT FEES

Class A	$464,996	$335,883
Class B	128,121	23,032
Class C	166,144	29,575
Total	$759,261	$388,490

Trustee expenses. The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. These Trustees may, for tax purposes, elect to defer receipt of this compensation under

18	Money Market Fund | Semiannual report

the John Hancock Group of Funds Deferred Compensation Plan (the Plan). Deferred amounts are invested in various John Hancock funds and remain in the funds until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting liability are included within other receivables and prepaid assets and Payable to affiliates — Trustees’ fees, respectively, in the accompanying Statement of Assets and Liabilities.

Note 5 — Fund share transactions

Transactions in Fund shares for the six months ended September 30, 2010 and year ended March 31, 2010 were as follows:

	Six months ended 9-30-10		Year ended 3-31-10
	Shares	Amount	Shares	Amount
Class A shares

Sold	168,051,922	$168,051,923	241,341,433	$241,341,433
Distributions reinvested	—	—	48,712	48,712
Repurchased	(164,864,402)	(164,864,402)	(277,469,948)	(277,469,949)

Net increase (decrease)	3,187,520	$3,187,521	(36,079,803)	($36,079,804)

Class B shares

Sold	8,079,935	$8,079,935	10,712,200	$10,712,200
Repurchased	(11,888,700)	(11,888,701)	(26,991,565)	(26,991,569)

Net decrease	(3,808,765)	($3,808,766)	(16,279,365)	($16,279,369)

Class C shares

Sold	32,766,499	$32,766,499	30,033,980	$30,033,980
Distributions reinvested	—	—	4,481	4,481
Repurchased	(42,993,956)	(42,993,956)	(43,957,433)	(43,957,433)

Net decrease	(10,227,457)	($10,227,457)	(13,918,972)	($13,918,972)

Net decrease	(10,848,702)	($10,848,702)	(66,278,140)	($66,278,145)

Semiannual report | Money Market Fund	19

Board Consideration of and Continuation of Investment Advisory Agreement and Subadvisory Agreement

The Board of Trustees (the Board, the members of which are referred to as Trustees) of John Hancock Money Market Fund (the Fund), a series of John Hancock Current Interest (the “Trust”), met in-person on May 2–4 and June 6–8, 2010 to consider the approval of the Fund’s investment advisory agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Adviser), the Fund’s investment adviser. The Board also considered the approval of the investment subadvisory agreement (the Subadvisory Agreement) among the Adviser, MFC Global Investment Management (U.S.), LLC (the Subadviser) and the Trust on behalf of the Fund. The Advisory Agreement and the Subadvisory Agreement are referred to as the Agreements.

Activities and composition of the Board

The Board consists of eleven individuals, nine of whom are Independent Trustees. Independent Trustees are generally those individuals who are unaffiliated with the Fund, the Adviser and the Subadviser. The Trustees are responsible for the oversight of operations of the Fund and perform the various duties required of directors of investment companies by the Investment Company Act of 1940, as amended (the 1940 Act). The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Board has appointed an Independent Trustee as Chairperson. The Board has established four standing committees that are composed entirely of Independent Trustees: the Audit Committee; the Compliance Committee; the Nominating, Governance and Administration Committee; and the Contracts/Operations Committee. Additionally, Investment Performance Committee A is a standing committee of the Board that is composed of Independent Trustees and one Trustee who is affiliated with the Adviser. Investment Performance Committee A oversees and monitors matters relating to the investment performance of the Fund. The Board has also designated a Vice Chairperson to serve in the absence of the Chairperson, who also serves as Chairman of the Board’s Nominating, Governance and Administration Committee. The Board also designates working groups or ad hoc committees as it deems appropriate.

The approval process

Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreements on an annual basis. Throughout the year, the Board, acting directly and through its committees, regularly reviews and assesses the quality of the services that the Fund receives under these Agreements. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, Fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year. The Board considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by the Adviser and Subadviser to the Fund and its shareholders.

Prior to the May 2-4, 2010 meeting, the Board requested and received materials specifically relating to the Agreements. The materials provided in connection with the May meeting included information independently compiled and prepared by Morningstar, Inc. (Morningstar) on Fund fees and expenses, and the investment performance of the Fund. This Fund information is assembled in a format that permits comparison with similar information from a category of relevant funds (the Category) and a peer group of comparable funds (the Peer Group) as determined by Morningstar, and its benchmark index. Other material provided for the Fund review included (a) information on the profitability of the Agreements to the Adviser and a discussion of any additional benefits to the Adviser and its affiliates that result from being the Adviser or Subadviser to the Fund; (b) a general analysis provided by the Adviser and the Subadviser concerning investment advisory fees charged to other clients, such as institutional clients and other investment companies, under similar investment mandates, as well as the performance of such other clients; (c) the impact of

20	Money Market Fund | Semiannual report

economies of scale; (d) a summary of aggregate amounts paid by the Fund to the Adviser; and (e) sales and redemption data regarding the Fund’s shares.

At an in-person meeting held on May 2–4, 2010, the Board reviewed materials relating to its consideration of the Agreements. As a result of the discussions that occurred during the May 2–4, 2010 meeting, the Board presented the Adviser and Subadviser with questions and requests for additional information and the Adviser and Subadviser responded to these requests with additional written information in advance of the June 6–8, 2010 Board meeting. The Board also reviewed these additional materials relating to its consideration of the Agreements.

At an in-person meeting held on June 6–8, 2010, the Board, including the Independent Trustees, formally considered the continuation of the Advisory Agreement between the Adviser and the Fund and the Subadvisory Agreement among the Adviser, the Subadviser and the Trust on behalf of the Fund, each for an additional one-year term. The Board considered all factors it believed relevant with respect to the Fund, including, among other factors: (a) the nature, extent and quality of the services provided by the Adviser and the Subadviser; (b) the investment performance of the Fund and portfolio management of the Subadviser; (c) the advisory fees and the cost of the services and profits to be realized by the Adviser and certain affiliates from their relationship with the Fund; (d) economies of scale; and (e) other factors.

The Board also considered other matters important to the approval process, such as payments made to the Adviser or its affiliates relating to the distribution of Fund shares and other services. The Board reviewed services related to the valuation and pricing of Fund portfolio holdings. Other important matters considered by the Board were the direct and indirect benefits to the Adviser, the Subadviser, and their affiliates from their relationship with the Fund and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. Each Trustee may have attributed different weights to the various items considered.

The key factors considered by the Board and the conclusions reached are described below.

Nature, extent and quality of services

The Board, including the Independent Trustees, reviewed the nature, extent and quality of services provided by the Adviser and the Subadviser, including the investment advisory services and the resulting performance of the Fund. The Board reviewed the Adviser’s and Subadviser’s senior management personnel responsible for investment operations, including the senior investment officers. The Board also reviewed the materials provided by the Fund’s portfolio management team discussing Fund performance and the Fund’s investment objective, strategies and outlook.

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. It considered the background and experience of senior management and investment professionals responsible for managing the Fund. The Board considered the investment philosophy, research and investment decision-making processes of the Adviser and the Subadviser responsible for the daily investment activities of the Fund, including, among other things, portfolio trading capabilities, use of technology, commitment to compliance and approach to training and retaining portfolio managers and other research, advisory and management personnel.

The Board considered the Subadviser’s history and experience with the Fund. The Board considered the Adviser’s execution of its oversight responsibilities. The Board further considered the culture of compliance, resources dedicated to compliance, compliance programs, record of compliance with applicable laws and regulation, with the Fund’s investment policies and restrictions and with the applicable Code of Ethics, and the responsibilities of the Adviser’s and Subadviser’s compliance departments.

Semiannual report | Money Market Fund	21

In addition to advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to the Fund by the Adviser under a separate agreement. The Board noted that the Adviser and its affiliates provide the Fund with certain administrative, transfer agency, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. The Board reviewed the structure and duties of the Adviser’s administration, accounting, legal and compliance departments and considered the Adviser’s policies and procedures for assuring compliance with applicable laws and regulations.

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board reviewed a general analysis provided by the Adviser and the Subadviser concerning investment advisory fees charged to such other clients under similar investment mandates, the services provided to such other clients as compared to the services provided to the Fund, the performance of such other clients, and other factors relating to such other clients. The Board considered the significant differences between the Adviser’s and Subadviser’s services to the Fund and those services they provide to other clients which, to the extent the other client is not a mutual fund, may generally be attributable to the greater frequency of shareholder redemptions in a mutual fund, the higher turnover of mutual fund assets, the more burdensome regulatory and legal obligations of mutual funds, and the higher marketing costs for mutual funds.

Fund performance

The Board, including the Independent Trustees, reviewed and considered the performance history of the Fund. The Board was provided with reports, independently prepared by Morningstar, which included a comprehensive analysis of the Fund’s performance. The Board also reviewed a narrative and statistical analysis of the Morningstar data that was prepared by the Adviser, which analyzed various factors that may affect the Morningstar rankings. The Board reviewed information regarding the investment performance of the Fund as compared to its Morningstar Category and Peer Group as well as its benchmark index (see chart below). The Board was provided with a description of the methodology used by Morningstar to select the funds in the Category and the Peer Group. The Board also considered updated performance information provided by the Adviser at its May and June 2010 meetings. The Board regularly reviews the performance of the Fund throughout the year and attaches more importance to performance over relatively longer periods of time, typically three to five years.

	1 YEAR	3 YEAR	5 YEAR	10 YEAR

Money Market Fund	0.03%	2.16%	2.62%	2.36%
US Treasuries T-Bill 3-Mo Index	0.16%	2.13%	2.95%	2.88%
Money Market Taxable	0.08%	2.18%	2.67%	2.53%
Category Median
Morningstar 15(c) Peer Group Median	0.13%	2.35%	2.83%	2.63%

The Board noted that the Subadviser remained consistent with its investment style and adhered to its investment mandates.

The Board noted that, in order to maintain a positive yield, it was necessary to continue existing contractual and voluntary fee waivers and reimbursements. The Board noted that the Fund exists as a vehicle used by shareholders to maintain their assets invested within the other funds managed by the Adviser. The Board concluded that the Fund’s underperformance was being responsibly addressed by the Adviser and Subadviser.

22	Money Market Fund | Semiannual report

Expenses and fees

The Board, including the Independent Trustees, reviewed the Fund’s contractual advisory fee rate payable by the Fund to the Adviser as compared with the other funds in its Category and Peer Group. The Board also received information about the investment subadvisory fee rate payable by the Adviser to the Subadviser for investment subadvisory services. The Board considered the services provided and the fees charged by the Adviser and the Subadviser to other types of clients with similar investment mandates, including separately managed institutional accounts.

In addition, the Board considered the cost of the services provided to the Fund by the Adviser. The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution fees and fees other than advisory and distribution fees, including transfer agent fees, custodian fees, administration fees and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also considered expense information regarding the Fund’s total operating expense ratio (Gross Expense Ratio) and total operating expense ratio after taking the fee waiver arrangement applicable to the Advisory Agreement rate into account (Net Expense Ratio). The Board considered information comparing the Gross Expense Ratio and Net Expense Ratio of the Fund to that of the Peer Group and Category medians. As part of its analysis, the Board reviewed the Adviser’s methodology in allocating its costs to the management of the Fund. The Board considered expenses and fee rates to be higher or lower if they were over or under 10 basis points, respectively; slightly higher or slightly lower if they were above or below 6–10 basis points, respectively; and inline if they were above or below by 5 basis points.

The Board noted that the investment advisory rate was higher than the Category median and slightly higher than the Peer Group median. The Board viewed favorably the Adviser’s contractual agreement to limit the Advisory Agreement rate to 0.40% until at least July 31, 2011. The Board viewed favorably the Fund’s distributor’s, John Hancock Funds, LLC, contractual agreement to limit the Fund’s 12b-1 fee to 0.15% for at least another year.

The Board reviewed the Fund’s Gross Expense Ratio of 1.25% and Net Expense Ratio of 0.77% for the Fund’s Class A shares. The Board noted that the Fund’s Gross Expense Ratio was higher than the Peer Group and Category medians. The Board also noted that the Fund’s Net Expense Ratio was higher than the Peer Group and Category medians. The Board favorably considered the impact of fee waivers towards ultimately lowering the Fund’s total operating expense ratio. The Board also received and considered information relating to the Fund’s Gross Expense Ratio and Net Expense Ratio that reflected a proposed change in the methodology for calculating transfer agent fees.

The Board received and reviewed statements relating to the Adviser’s financial condition and profitability with respect to the services it provides the Fund. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by the Adviser for services provided to the Fund. The Board reviewed the Adviser’s profitability with respect to the Fund and other funds the Board currently oversees for the year ended December 31, 2009 compared to available aggregate profitability data provided for the year ended December 31, 2008.

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreement, as well as on other relationships between the Fund and the Adviser and its affiliates. The Board also considered a comparison of the Adviser’s profitability to that of other similar investment advisers whose profitability information is publicly available. The Board reviewed the Adviser’s profitability with respect to other fund complexes managed by the Adviser and/or its affiliates. The Board reviewed the Adviser’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Adviser,

Semiannual report | Money Market Fund	23

the types of funds managed, expense allocations and business mix, and therefore comparability of profitability is somewhat limited.

The Board considered the profitability information with respect to the Subadviser, which is affiliated with the Adviser. In addition, as noted above, the Board considered the methodologies involved in allocating such profit to the Subadviser.

Economies of scale

The Board, including the Independent Trustees, considered the extent to which economies of scale might be realized as the assets of the Fund increase and whether there should be changes in the advisory fee rate or structure in order to enable the Fund to participate in these economies of scale, for example through the use of breakpoints in the advisory fee based upon the assets of the Fund. The Board also considered the Adviser’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual funds, but rather are incurred across a variety of products and services. To ensure that any economies are reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the Agreement fee rate.

Other benefits to the Adviser and the Subadviser

The Board understands that the Adviser, the Subadviser, or their affiliates may derive other ancillary benefits from their relationship with the Fund, both tangible and intangible, such as their ability to leverage investment professionals who manage other portfolios, an increase in their profile in the investment advisory community, and the engagement of their affiliates and/or significant shareholders as service providers to the Fund, including for administrative, transfer agency and distribution services. The Board believes that certain of these benefits are difficult to quantify. The Board also was informed that the Subadviser may use third party research obtained by soft dollars generated by certain mutual fund transactions to assist itself in managing all or a number of its other client accounts.

Board determination

The Board, including the Independent Trustees, unanimously approved the continuation of the Advisory Agreement between the Adviser and the Fund for an additional one-year term and the Subadvisory Agreement among the Adviser, Subadviser and the Trust on behalf of the Fund for an additional one-year term. Based upon its evaluation of relevant factors in their totality, the Board, including a majority of the Independent Trustees, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at a decision to approve the Agreements, the Board did not identify any single factor listed above, or any group of factors listed above, as all-important or controlling, but considered all factors together, and different Trustees may have attributed different weights to the various factors considered. The Independent Trustees were also assisted by the advice of independent legal counsel in making this determination. The Board noted that contractual fee arrangements for the Fund reflect the results of several years of review by the Board and certain predecessor Trustees, and discussions between such Trustees (and predecessor Trustees) and the Adviser. Certain aspects of the arrangements may be the subject of more attention in some years than in others, and the Trustees’ conclusions may be based in part on their consideration of these arrangements in prior years.

24	Money Market Fund | Semiannual report

More information

Trustees	Investment adviser
Patti McGill Peterson, Chairperson	John Hancock Advisers, LLC
James F. Carlin
William H. Cunningham	Subadviser
Deborah C. Jackson*	MFC Global Investment
Charles L. Ladner	Management (U.S.), LLC
Stanley Martin*
Hugh McHaffie†**	Principal distributor
Dr. John A. Moore	John Hancock Funds, LLC
Steven R. Pruchansky*
Gregory A. Russo	Custodian
John G. Vrysen†	State Street Bank and Trust Company

Officers	Transfer agent
Keith F. Hartstein	John Hancock Signature Services, Inc.
President and Chief Executive Officer
Legal counsel
Andrew G. Arnott	K&L Gates LLP
Senior Vice President** and Chief Operating Officer

Thomas M. Kinzler	The report is certified under the Sarbanes-Oxley
Secretary and Chief Legal Officer	Act, which requires mutual funds and other public
companies to affirm that, to the best of their
Francis V. Knox, Jr.	knowledge, the information in their financial reports
Chief Compliance Officer	is fairly and accurately stated in all material respects.

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone**
Treasurer

*Member of the Audit Committee
**Effective 8-31-10
†Non-Independent Trustee

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

Semiannual report | Money Market Fund	25

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Money Market Fund.	440SA 9/10
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	11/10

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Current Interest

By:	/s/ Keith F. Hartstein
Keith F. Hartstein
President and
Chief Executive Officer

Date:	November 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keith F. Hartstein
Keith F. Hartstein
President and
Chief Executive Officer

Date:	November 22, 2010

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	November 22, 2010